UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

18820 High Parkway, Cleveland, Ohio 44116

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 18820 High Parkway, Cleveland, Ohio 44116

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP.

312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (440) 356-1565

Date of fiscal year end: March 31

Date of reporting period: March 31, 2005

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Jhaveri Value Fund

A No-Load Capital Appreciation Fund

March 31, 2005

JHAVERI VALUE FUND

18820 High Parkway

Rocky River, Ohio  44116

(440) 356-1565

www.jhaverivaluefund.com

May 25, 2005

Dear Fellow Shareholders:

After the late year rally, the market corrected during the 1st quarter of 2005, especially the NASDAQ Composite which is down 8%.  This correction has allowed us to invest our large cash position that we had built up during the year end rally.  Currently we are fully invested and look for the market to rally off its recent bottom.  Our fiscal year ended March 31, 2005 and here is how JVF compared to the other major indices.

Market

1 year Return (3/31/05)

Dow Jones Industrial

▲ 1.41%

S&P 500

▲ 4.79%

Nasdaq Composite

▲ 0.25%

JHAVERI VALUE FUND

▲ 2.53%

The S&P 500 was propelled higher in large part by two sectors, the housing and oil markets.  These two industries were extremely overvalued but continued to rise to what many consider to be a bubble.  JVF did not participate in these sectors which is mainly why we slightly underperformed the S&P 500.

Market Outlook

With improving economic and geopolitical prospects, the Dow Jones Industrials made a 32 week high in early March.  As oil prices increased, the market quickly gave up all its gains and declined 6% to its 200-day moving average.  At this juncture the market and economy is a mixed bag of bullish and bearish indicators:

1.

The trend for interest rates is up and the yield curve is expected to be less steep.  Under these conditions, the red hot housing market is cooling and bank’s profit margin is tightening.  However, the Federal Reserve has telegraphed that a rise in interest rates will be at a measured pace to accommodate economic growth and stability.

2.

Oil prices are a wild card.  Whether oil stabilizes in the high fifties or low forties will have a significant impact on economic growth, inflation, and market direction

3.

With a large budget deficit, trade deficit and current account deficits, the dollar made a multiyear low against major currencies.  However, low interest rates, low unemployment, and a high GDP growth rate, the Dollar is poised at a low inflection point and will strengthen gradually.

4.

The domino effect of democracy in the Middle East and spreading democracy and capitalism in the old Soviet Block Countries will promote global economic growth.

5.

Home builders, steel & metal industries, and the oil industry are showing some signs of topping.  This may suggest profit taking by institutional investors and rotating their funds into other sectors.

The Market and economy are a mixed bag.  Our proprietary market model indicates that the long term uptrend of the market is rolling over.  The short term downtrend appears to have reached a low inflection point and the market may rally from there.  We continue to be on guard for these geopolitical events and manage investments in the direction of short, medium, and long term trends.  The Jhaveri Value Fund is a diversified portfolio invested in high quality, large capitalization stocks.  We diligently take profit in fully priced or extended stocks and looks for bargains in good quality undervalued securities.  We believe our combination of short and long cycle investment strategies will continue to perform well through the upcoming market conditions.  We thank you for your continued support.

Sincerely,

Ramesh C. Jhaveri – CEO

Saumil R. Jhaveri – President

Growth of $10,000 Investment in JVF*
From May 3. 1995 Through March 31, 2005

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
JVF Average Annual Total Return
1 Year 2.53%
5 Year (3.50%)
Since Inception 2.52%
March 31, 2005
S&P 500 $25,702
JVF $12,798
JVF
S&P 500
May-95
May-96
May-97
May-98
May-99
May-00
May-01
May-02
May-03
May-04
Mar-05

** Jhaveri Value Fund "JVF" - Past performance is not predictive of future performance. The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.*

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Jhaveri Value Fund

					Schedule of Investments
					March 31, 2005
Shares/Principal Amt- % of Net Assets		Market Value			Market Value

COMMON STOCKS

Agricultural Prod-Livestock & Animal Specialties - 0.33%			Instruments for Measuring & Testing of Electricity - 1.57%
4,000	Cal Maine Foods, Inc.	31,440	6,000	Tektronix, Inc.	147,180

Air Transportation, Scheduled - 0.15%			Malt Beverages - 1.51%
1,000	Southwest Airlines Co.	14,240	3,000	Anheuser Busch Co's, Inc.	142,170

Beverages-Alcoholic/Soft Drink - 1.51%			Measuring & Controlling Devices, NEC - 0.13%
1,500	Coca Cola Co.	62,505	500	Thermo Electron Corp. *	12,645
1,500	Pepsico, Inc.	79,545
		142,050	Miscellaneous Manufacturing Industries - 1.85%
Biological Products - 0.92%			6,500	International Game Technology	173,290
2,500	Biogen Idec., Inc. *	86,275
			Mortgage Bankers & Loan Correspondents - 1.52%
Commercial Bank - 1.84%			6,500	Doral Financial Corp.	142,285
5,000	J.P. Morgan & Co.	173,000
			Motor Vehicle Parts & Accessories - 0.14%
Communication Equipment, NEC - 0.58%			1,000	Dana Corp.	12,790
5,000	UT Starcom, Inc. *	54,750
			Motor Vehicles & Passenger Car Bodies - 3.45%
Computer Communications Equipment - 2.29%			8,500	General Motors Corp.	249,815
12,000	Cisco Systems, Inc. *	214,680	1,000	Toyota Motor Corp. +	74,380
					324,195
Computer & Office Equipment - 0.97%
1,000	International Business Machines Corp.	91,380	National Commercial Banks - 4.32%
			1,000	Bankamerica Corp.	44,100
Computer-Mini/Micro - 2.13%			1,000	BB&T Corp.	39,080
1,500	Dell Computer Corp. *	57,630	1,500	Citigroup, Inc.	67,410
6,500	Hewlett-Packard Co.	142,610	2,000	First Horizon National Corp.	81,580
		200,240	2,000	MBNA Corp.	49,100
Computer Peripheral Equipment, NEC - 0.15%			1,500	National City Corp.	50,250
1,000	Symbol Technologies, Inc.	14,490	500	US Bancorp	14,410
			1,000	Wells Fargo & Co.	59,800
Computer Storage Devices - 0.54%					405,730
3,000	EMC Corporation *	36,960
500	Network Appliance *	13,830	Newspapers: Publishing or Publishing & Printing- 1.43%
		50,790	2,000	Dow Jones & Co. , Inc.	74,740
			1,500	Tribune Co.	59,805
Drawing & Insulating of Nonferrous Wire - 0.12%					134,545
1,000	Corning Inc. *	11,130
			Ordinance & Accessories, (No Vehicles/Guided Missiles) - 0.70%
Electronic Equipment - 0.96%			5,500	Taser International, Inc. *	66,000
2,500	General Electric Co.	90,150
			Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.39%
Electric Services - 3.93%			1,000	Biomet, Inc.	36,300
500	American Electric Power	17,030
2,000	Consolidated Edison Co NY, Inc.	84,360	Paper Mills - 0.20%
2,000	Pinnacle West Capital Corp.	85,020	500	International Paper Co.	18,395
3,000	Progress Energy	125,850
1,500	Southern Co.	47,745	Pharmaceutical Preparations- 17.94%
500	Xcel Energy, Inc.	8,590	4,500	Astrazeneca PLC +	177,885
		368,595	4,000	Bristol Myers Squibb Co.	101,840
			1,000	Chiron Corp. *	35,060
Electromedical & Electrotherapeutic Apparatus - 0.18%			2,000	Elan Corp. *	6,480
500	Varian Medical Systems, Inc. *	17,140	8,000	Forest Laboratories, Inc. Class A *	295,600
			500	Glaxosmithkline PLC +	22,960
Federal & Federally-Sponsored Credit Agencies - 2.32%			5,000	Lilly, Eli & Co.	260,500
4,000	Federal National Mortgage Association	217,800	3,000	Merck & Co. , Inc.	97,110
			5,000	Mylan Laboratories	88,600
Financial Services - 1.91%			500	Novartis AG * +	23,390
3,500	American Express Co.	179,795	20,500	Pfizer, Inc.	538,535
			2,000	Schering-Plough Corp.	36,300
Fire, Marine & Casualty Insurance- 0.30%					1,684,260
500	American International Group, Inc.	27,705	Plastic Products, NEC - 0.35%
			1,500	Newell Rubbermaid, Inc.	32,910
Food & Kindered Products - 0.35%
1,000	Kraft Foods, Inc.	33,050	Printed Circuit Boards- 0.30%
			1,000	Flextronics International Ltd. *	12,040
Food Processing - 0.47%			3,000	Sanmina Corp. *	15,660
2,000	Sara Lee Corp.	44,320			27,700
			Printing & Publishing - 0.51%
Games, Toys & Children's Vehicles - 1.57%			1,500	RR Donnelley & Sons Co.	47,430
13,000	LeapFrog Enterprises, Inc. *	147,550
			Public Building & Related Furniture - 1.01%
Household Appliances - 1.34%			500	Johnson Controls, Inc.	27,880
9,000	Maytag Corp.	125,730	1,500	Lear Corp.	66,540
					94,420

Radio & TV Broadcasting & Communications Equipment - 1.00%			State Commercial Banks - 1.96%
4,000	Motorola, Inc.	59,880	1,000	Comerica Bank	55,080
1,000	Nokia Corp.	15,430	3,000	Fifth Third Bancorp	128,940
500	Qualcomm, Inc.	18,315			184,020
		93,625	Sugar & Confectionary Products- 0.35%
			500	Wrigley WM JR. Co.	32,785
Retail- Catalog- 0.55%
1,500	Amazon Com, Inc. *	51,405	Surgical & Medical Instruments & Apparatus - 1.40%
			4,500	Boston Scientific Corp. *	131,805
Retail-Grocery Stores - 0.88%
4,000	Albertsons, Inc.	82,600	Telephone & Telegraph Apparatus - 0.12%
			1,000	Avaya, Inc.	11,680
Retail-Home Furniture, Furnishings & Equipment Stores - 0.39%
1,000	Bed Bath & Beyond, Inc. *	36,540	Telephone Communications - 5.53%
			4,000	Bellsouth Corp.	105,160
Retail-Lumber & Other Building Materials Dealers - 0.81%			7,000	SBC Communications, Inc.	165,830
2,000	Home Depot, Inc.	76,480	7,000	Verizon Communications, Inc.	248,500
					519,490
Retail-Radio, Tv & Consumer Electronics Stores - 0.81%			Television Broadcasting Stations - 0.74%
500	Best Buy Co. , Inc.	27,005	2,500	Univision Communications, Inc. *	69,225
2,000	Radioshack Corp.	49,000
		76,005	Transportation Services - 0.83%
			3,500	Interactive Corp. *	77,945
Retail Stores - 1.72%
4,000	Petsmart, Inc.	115,000	Trucking & Courier Services - 0.77%
2,500	Safeway, Inc. *	46,325	1,000	United Parcel Service, Inc.	72,740
		161,325
			Total for Common Stock - 100.57%		9,443,634
Retail Variety Stores - 2.31%
1,500	Costco Wholesale Corp.	66,270
3,000	Wal-mart Stores, Inc.	150,330		Total Investments - 100.57%	$ 9,443,634
		216,600		(Cost $10,597,892)

Security Brokers - 0.11%				Liabilities In Excess of Other Assets (0.57%)	(53,958)
1,000	Charles Schwab & Co., Inc.	10,510
				Net Assets - 100.00%	$ 9,389,676
Semiconductors & Related Devices - 10.88%
2,000	Analog Devices, Inc.	72,280
3,000	Altera Corp. *	59,340
9,000	Applied Materials, Inc. *	146,250
6,000	Cree, Inc. *	130,500
18,200	Intel Corp.	422,786
3,000	STMicroelectronics N.V.	49,980
5,500	Texas Instruments, Inc.	140,195
		1,021,331

Services- Computer Programming - 0.11%
500	Wipro Corp. +	10,205

Services- Prepackaged Software - 6.24%
1,000	BMC Software, Inc. *	15,000
2,000	McAfee, Inc. *	45,120
14,900	Microsoft Corp.	360,133
3,000	Oracle Corp. *	37,440
6,000	Symantec Corp. *	127,980
		585,673

Soap, Detergents,Cleaning,Perfumes,Cosmetics - 0.56%
1,000	Procter & Gamble Co.	53,000

Special Industry Machinery, NEC - 0.32%
2,000	Veeco Instruments, Inc. *	30,100

* Non-Income producing securities.

+ ADR – American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Assets and Liabilities
March 31, 2005

Assets:
Investment Securities at Market Value	$ 9,443,634
( Cost $10,597,892)
Receivables:
Dividends and Interest	9,152
Receivable for Securities Sold	230,786
Total Assets	9,683,572
Liabilities:
Accrued Management Fees	20,447
Payable to Custodian Bank	190,664
Payable for Shareholder Redemptions	55,000
Payable for Securities Purchased	27,785
Total Liabilities	293,896
Net Assets	$ 9,389,676
Net Assets Consist of:
Paid-In Capital	$12,467,182
Accumulated Realized Gain (Loss) on Investments - Net	(1,923,248)
Unrealized Appreciation (Depreciation) in Value of Investments	(1,154,258)
Net Assets, for 1,054,653 Shares Outstanding	$ 9,389,676
Net Asset Value and Redemption Price
Per Share ($9,389,676/1,054,653 shares)	$ 8.90

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Operations
For the year ended March 31, 2005
Investment Income:
Dividends	$ 162,852
Interest	16,987
Total Investment Income	179,839
Expenses
Management Fees	230,752
Total Expenses	230,752

Net Investment Income (Loss)	(50,913)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	725,820
Unrealized Appreciation (Depreciation) on Investments	(433,639)
Net Realized and Unrealized Gain (Loss) on Investments	292,181

Net Increase (Decrease) in Net Assets from Operations	$ 241,268

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statements of Changes in Net Assets
	Year Ended	Year Ended
	3/31/2005	3/31/2004
From Operations:
Net Investment Income (Loss)	$ (50,913)	$ (84,107)
Net Realized Gain (Loss) on Investments	725,820	831,485
Net Realized Gain (Loss) on Securities Sold Short	0	393,379
Net Unrealized Appreciation (Depreciation)	(433,639)	988,716
Increase (Decrease) in Net Assets from Operations	241,268	2,129,473
From Distributions to Shareholders
Net Realized Gain from Security Transactions	0	0
Net Decrease from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	1,237,646	903,472
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(897,729)	(135,565)
Net Increase (Decrease) from Shareholder Activity	339,917	767,907

Net Increase (Decrease) in Net Assets	581,185	2,897,380

Net Assets at Beginning of Period	8,808,491	5,911,111

Net Assets at End of Period (Including accumulated undistributed net
investment income of $0 and $0, respectively)	$ 9,389,676	$ 8,808,491

Share Transactions:
Issued	138,557	109,818
Reinvested	0	0
Redeemed	(98,696)	(16,361)
Net Increase (Decrease) in Shares	39,861	93,457
Shares Outstanding Beginning of Period	1,014,792	921,335
Shares Outstanding End of Period	1,054,653	1,014,792

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:

	Years Ended
	2005	2004	2003	2002	2001
Net Asset Value -
Beginning of Period	$ 8.68	$ 6.42	$ 8.31	$10.02	$12.52
Net Investment Income (Loss) *	(0.05)	(0.09)	(0.07)	(0.14)	(0.07)
Net Gains or Losses on Securities
(realized and unrealized)	0.27	2.35	(1.82)	(0.97)	(1.34)
Total from Investment Operations	0.22	2.26	(1.89)	(1.11)	(1.41)

Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00	(0.60)	(1.09)
Total Distributions	0.00	0.00	0.00	(0.60)	(1.09)
Net Asset Value -
End of Period	$ 8.90	$ 8.68	$ 6.42	$ 8.31	$10.02
Total Return (a)	2.53%	35.20%	(22.74)%	(11.43)%	(11.88)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	9,390	8,808	5,911	8,330	11,633

Ratio of Expenses to Average Net Assets Before Reimbursement	2.50%	2.50%	2.55%	2.51%	2.50%
Ratio of Net Income (Loss) to Average Net Assets Before Reimbursement	(0.55)%	(1.10)%	(1.11)%	(1.52)%	(0.79)%
Ratio of Expenses to Average Net Assets After Reimbursement	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets After Reimbursement	(0.55)%	(1.10)%	(1.06)%	(1.51)%	(0.79)%
Portfolio Turnover Rate	346.02%	367.21%	283.93%	80.17%	126.66%

(a) Total return in the above represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

* Per share amounts were calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

JHAVERI VALUE FUND

 NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2005

Note 1. Organization

The Jhaveri Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the “Fund”). The Fund commenced operations May 1, 1995.  The Fund’s investment objective is to provide long term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its Adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser. The investment adviser to the Fund is Investments Technology, Inc. (The “Adviser”).

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Federal Income Taxes-The Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carryforwards as of March 31, 2005, total $1,844,381 of which $377,227 expire in 2010, and $1,467,154 expire in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carry forwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions to shareholders from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, and are recorded on ex-dividend date. To the extent these book/tax differences are permanent, they are reclassified to paid-in capital or net short-term capital gains in the period that the difference arises.  Net investment loss of $50,913 was reclassified to paid-in capital on March 31, 2005. The reclassification had no effect on net assets.

Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Short Sales-The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Other-The Fund follows industry practice and records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Fund due to their ownership of its shares and their positions as officers and directors of both the Fund and Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses.  As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  For the year ended March 31, 2005, the Adviser earned a fee of $230,752 from the Fund.  At March 31, 2005 the Fund owed the Adviser $20,447.

Note 4. Investments

For the year ended March 31, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $28,143,110 and $26,819,026, respectively.  The gross unrealized appreciation for all securities totaled $51,189 and the gross unrealized depreciation for all securities totaled $1,484,754, or a net unrealized depreciation for federal income tax purposes of $1,433,565. The aggregate cost of securities for federal income tax purposes at March 31, 2005 was $10,877,199. The difference between book cost and tax cost represents wash sale deferrals in the amount of $279,307.

Note 5. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of March 31, 2005, Nalini R. Jhaveri, M.D. and Ramesh C. Jhaveri and other family members collectively owned over 60% of the Fund.

Note 6. Distributions to Shareholders

There were no distributions during the fiscal year ended March 31, 2005.

As of March 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ 0
Undistributed long-term capital gain/ (accumulated losses)	(1,643,941)
Unrealized appreciation/ (depreciation)	(1,433,565)
$ (3,077,506)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

JHAVERI VALUE FUND

 EXPENSE ILLUSTRATION

MARCH 31, 2005

Expense Example (Unaudited)

As a shareholder of the Jhaveri Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare this cost with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 through March 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2004	March 31, 2005	October 1,2004 to March 31,2005

Actual	$1,000.00	$1,031.29	$12.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.47	$12.54

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period,
182/365 multiplied by (to reflect the one-half year period).

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (800) 595-4933 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 23, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4933.

JHAVERI VALUE FUND

 TRUSTEES AND OFFICERS

MARCH 31, 2005

TRUSTEES AND OFFICERS (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Ramesh C. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1937	Trustee since 1995; Chairman of the Board and Chief Executive Officer since 1996	President of the Adviser since 1983; licensed account executive, options principal and general securities principal, Financial America Securities, Inc., an NASD broker-dealer, since 1970	None
Saumil R. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1969	Trustee and Secretary since 1995; President and Treasurer since 1996	Vice President of the Adviser, where he has been working full time since 1991	None

1 Ramesh C. Jhaveri is the father of Saumil R. Jhaveri.  They are “interested persons” of the Trust because they are officers of the Trust.  In addition, they may be deemed to be “interested persons” of the Trust because they are officers of the Fund’s adviser.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Mukul M. Mehta 27070 Detroit Road Suite 201 Westlake, Ohio 44145 1945	Trustee since 1995	President of Quality Sciences, Inc., a consulting and software development firm assisting chemical industry clientele including Fortune 500 companies, since 1992	None
James E. Mueller 2246 Johnstone Way Westlake, Ohio 44145 1943	Trustee since 1995	Advertising director for Ed Mullinax Ford, a car dealer, from 1987-2000. Independent Contractor in Broadcasting since 2000.	None
David R. Zavagno 5852 Glasglow Court Solon, Ohio 44139 1954	Trustee since 1995	President of Universal Medical Systems, Inc., a company specializing in diagnostic imaging equipment design, sales and installation, since 1985	None

For the year ended March 31, 2005, the Adviser paid trustee fees and expenses totaling $2,400.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4933 to request a copy of the SAI or to make shareholder inquiries.

Board of Trustees

Ramesh C. Jhaveri

Saumil R. Jhaveri

Mukul M. Mehta

James F. Mueller

David R. Zavagno

Investment Adviser

Investments Technology, Inc.

18820 High Parkway

Cleveland, Ohio 44116

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Ste. C

Brecksville, Ohio 44141

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, Ohio  45202-4089

Independent Auditors

Cohen McCurdy Ltd.

826 West Point Parkway Suite 1250

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Cohen McCurdy
Certified Public Accountants

Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145-1594
www.cohenmccurdy.com

440.835.8500
440.835.1093 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees
Jhaveri Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Jhaveri Value Fund as of March 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to March 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jhaveri Value Fund as of March 31, 2005, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy

Cohen McCurdy, Ltd.
Westlake, Ohio
May 18, 2005

an independent member of
BAKER TILLY
INTERNATIONAL

Registered with the Public Company Accounting Oversight Board

SQif Service Quality Innovation and Fun

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees determined, at a meeting held on May 27, 2004, that the registrant does not have an audit committee financial expert.  It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2004

$ 13,605

FY 2005

$ 13,975

(b)

Audit-Related Fees

Registrant

FY 2004

$ 0

FY 2005

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2004

$ 1,525

FY 2005

$ 1,150

Nature of the fees:

Tax filing and preparation.

(d)

All Other Fees

Registrant

FY 2004

$ 460

FY 2005

$ 500

Nature of the fees:

Consent.  For 2005 1120-RIC return and consent not yet billed, but included in fees listed here.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2004

$ 0

FY 2005

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.  The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date June 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date June 1, 2005

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date June 2, 2005

* Print the name and title of each signing officer under his or her signature.